EARNINGS PER SHARE - Earnings (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
BASIC EARNINGS (LOSS) PER SHARE
Profit (loss) from continuing operations available to shareholders	$ (139,231)	$ (52,327)	$ 462,117	$ (20,385)
Profit for the period available to shareholders	$ (139,231)	$ (47,539)	$ 462,117	$ (19,755)
Basic weighted average shares outstanding (in shares)	48,078,637	48,043,495	48,078,637	26,355,407
Basic earnings (loss) per share from continuing operations available to shareholders (in CAD per share)	$ (2.90)	$ (1.09)	$ 9.61	$ (0.77)
Basic earnings (loss) per share available to shareholders (in CAD per share)	$ (2.90)	$ (0.99)	$ 9.61	$ (0.75)
DILUTED EARNINGS (LOSS) PER SHARE
Profit (loss) from continuing operations available to shareholders	$ (139,231)	$ (52,327)	$ 462,117	$ (20,385)
Adjusted profit (loss) for the period available to shareholders	$ (139,231)	$ (47,539)	$ 462,117	$ (19,755)
Basic weighted average shares outstanding (in shares)	48,078,637	48,043,495	48,078,637	26,355,407
Restricted share (in shares)		3,253		44,370
Deferred share grants (in shares)		187		4,296
Dilutive effect, convertible instruments	190,983	164,579	190,983	55,059
Restricted share units		17,053		5,643
Dilutive effect, options	650,000	572,283	650,000	192,153
Shares outstanding on a diluted basis (in shares)	48,919,620	48,800,850	48,919,620	26,656,928
Diluted earnings (loss) from continuing operations per share available to shareholders (in CAD per share)	$ (2.90)	$ (1.09)	$ 9.45	$ (0.77)
Diluted earnings (loss) per share available to shareholders (in CAD per share)	$ (2.90)	$ (0.99)	$ 9.45	$ (0.75)